FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Fair value measurement of assets
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2019
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$830.6	$830.6	$—	$—	$830.6
Short-term investments	6.1	6.1	—	—	6.1
Restricted cash	28.1	28.1	—	—	28.1
Marketable securities and warrants	17.9	7.4	4.5	6.0	17.9
Derivatives
Currency contracts	1.4	—	1.4	—	1.4
Crude oil contracts	3.7	—	3.7	—	3.7
Embedded derivative	12.0	—	12.0	—	12.0
	$899.8	$872.2	$21.6	$6.0	$899.8
Liabilities
Derivatives
Crude oil contracts	(2.3)	—	(2.3)	—	(2.3)
Long-term debt - 7% Senior Notes[1]	(400.0)	(416.8)	—	—	(416.8)
Long-term debt - Equipment Loan[2]	(20.7)	—	(20.8)	—	(20.8)
	$(423.0)	$(416.8)	$(23.1)	$—	$(439.9)

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $4.1 million as at December 31, 2019. The carrying amount of the long-term debt also excludes the embedded derivative.

2	The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loan of $0.3 million as at December 31, 2019.

	December 31, 2018
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$615.1	$615.1	$—	$—	$615.1
Short-term investments	119.0	119.0	—	—	119.0
Restricted cash	23.9	23.9	—	—	23.9
Marketable securities and warrants	15.3	6.9	2.4	6.0	15.3
Bond fund investments	1.0	1.0	—	—	1.0
Derivatives
Crude oil contracts	0.1	—	0.1	—	0.1
Embedded derivative	0.7	—	0.7	—	0.7
	$775.1	$765.9	$3.2	$6.0	$775.1
Liabilities
Derivatives
Currency contracts	$(5.3)	$—	$(5.3)	$—	$(5.3)
Crude oil contracts	(5.3)	—	(5.3)	—	(5.3)
Long-term debt - 7% Senior Notes[1]	$(400.0)	$(381.2)	$—	$—	$(381.2)
	$(410.6)	$(381.2)	$(10.6)	$—	$(391.8)

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $5.0 million as at December 31, 2018. The carrying amount of the long-term debt also excludes the embedded derivative.

Fair value measurement of liabilities
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2019
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$830.6	$830.6	$—	$—	$830.6
Short-term investments	6.1	6.1	—	—	6.1
Restricted cash	28.1	28.1	—	—	28.1
Marketable securities and warrants	17.9	7.4	4.5	6.0	17.9
Derivatives
Currency contracts	1.4	—	1.4	—	1.4
Crude oil contracts	3.7	—	3.7	—	3.7
Embedded derivative	12.0	—	12.0	—	12.0
	$899.8	$872.2	$21.6	$6.0	$899.8
Liabilities
Derivatives
Crude oil contracts	(2.3)	—	(2.3)	—	(2.3)
Long-term debt - 7% Senior Notes[1]	(400.0)	(416.8)	—	—	(416.8)
Long-term debt - Equipment Loan[2]	(20.7)	—	(20.8)	—	(20.8)
	$(423.0)	$(416.8)	$(23.1)	$—	$(439.9)

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $4.1 million as at December 31, 2019. The carrying amount of the long-term debt also excludes the embedded derivative.

2	The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loan of $0.3 million as at December 31, 2019.

	December 31, 2018
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$615.1	$615.1	$—	$—	$615.1
Short-term investments	119.0	119.0	—	—	119.0
Restricted cash	23.9	23.9	—	—	23.9
Marketable securities and warrants	15.3	6.9	2.4	6.0	15.3
Bond fund investments	1.0	1.0	—	—	1.0
Derivatives
Crude oil contracts	0.1	—	0.1	—	0.1
Embedded derivative	0.7	—	0.7	—	0.7
	$775.1	$765.9	$3.2	$6.0	$775.1
Liabilities
Derivatives
Currency contracts	$(5.3)	$—	$(5.3)	$—	$(5.3)
Crude oil contracts	(5.3)	—	(5.3)	—	(5.3)
Long-term debt - 7% Senior Notes[1]	$(400.0)	$(381.2)	$—	$—	$(381.2)
	$(410.6)	$(381.2)	$(10.6)	$—	$(391.8)

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $5.0 million as at December 31, 2018. The carrying amount of the long-term debt also excludes the embedded derivative.

Fair value of marketable securities and warrants
The Company uses the latest market transaction price for these securities, obtained from the entity, to value these marketable securities.

Marketable securities included in level 3
Balance, December 31, 2018 and 2017	$6.0
Change in fair value reported in Other comprehensive income, net of income taxes	—
Balance, December 31, 2019	$6.0